Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 78,159	$ 64,080
Restricted cash and investments	411	42,074
Marketable securities	23,423	2,624
Trade accounts receivable, net	29,277	18,943
Related party receivables	13,810	12,637
Other receivables	14,320	16,703
Inventories	21,661	28,920
Voyages in progress	35,851	40,373
Prepaid expenses and accrued income	4,331	3,861
Investment in finance lease	3,304	3,028
Derivative instruments receivable	18	0
Total current assets	224,565	233,243
Long term assets
Newbuildings	0	15,469
Vessels and equipment, net	111,382	56,624
Vessels and equipment under capital lease, net	450,952	550,345
Investment in associated companies	41,168	60,000
Deferred charges	442	696
Investment in finance lease	44,077	45,790
Other long term assets	0	12
Total assets	872,586	962,179
Current liabilities
Short-term debt and current portion of long-term debt	4,006	165,357
Current portion of obligations under capital leases	79,588	78,989
Related party payables	49,483	55,713
Trade accounts payable	11,353	3,098
Accrued expenses	22,861	22,445
Deferred charter revenue	2,982	490
Other current liabilities	2,087	2,496
Total current liabilities	172,360	328,588
Long-term debt	54,018	27,500
Related party payables	103,579	109,952
Obligations under capital leases	324,994	564,692
Other long-term liabilities	2,042	2,096
Total liabilities	656,993	1,032,828
Equity (deficit)
Share capital (198,375,854 shares, par value $1.00 (December 31, 2014; 112,342,989 shares, par value $1.00))	198,376	112,343
Additional paid in capital	396,153	244,018
Contributed surplus	474,129	474,129
Accumulated other comprehensive loss	(4,749)	(4,258)
Retained deficit	(848,719)	(897,213)
Total equity (deficit) attributable to Frontline Ltd.	215,190	(70,981)
Non-controlling interest	403	332
Total equity (deficit)	215,593	(70,649)
Total liabilities and equity (deficit)	$ 872,586	$ 962,179